UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

FORM N-Q

AUGUST 31, 2011

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited)	August 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 0.5%
Ford Motor Co.	229,600	$2,553,152	*

Household Durables - 0.3%
Tupperware Brands Corp.	25,500	1,695,750

Internet & Catalog Retail - 0.3%
Expedia Inc.	51,900	1,573,089

Leisure Equipment & Products - 0.2%
Mattel Inc.	40,300	1,082,861

Media - 2.6%
CBS Corp., Class B Shares	196,100	4,912,305
Comcast Corp., Class A Shares	137,890	2,966,014
DIRECTV, Class A Shares	50,000	2,198,500	*
Time Warner Cable Inc.	22,460	1,471,130
Viacom Inc., Class B Shares	43,000	2,074,320

Total Media		13,622,269

Multiline Retail - 0.9%
Dillard’s Inc., Class A Shares	17,200	796,016
Target Corp.	69,900	3,611,733

Total Multiline Retail		4,407,749

Specialty Retail - 2.1%
Advance Auto Parts Inc.	16,800	1,020,096
AutoZone Inc.	8,400	2,578,800	*
PETsMART Inc.	48,839	2,060,029
Ross Stores Inc.	51,970	3,977,004
Williams-Sonoma Inc.	27,500	910,525

Total Specialty Retail		10,546,454

Textiles, Apparel & Luxury Goods - 0.5%
V.F. Corp.	23,000	2,692,380

TOTAL CONSUMER DISCRETIONARY		38,173,704

CONSUMER STAPLES - 11.2%
Beverages - 2.4%
Coca-Cola Co.	52,400	3,691,580
Coca-Cola Enterprises Inc.	96,960	2,678,035
Constellation Brands Inc., Class A Shares	53,800	1,063,626	*
Dr. Pepper Snapple Group Inc.	39,700	1,527,656
Hansen Natural Corp.	19,000	1,621,080	*
PepsiCo Inc.	32,200	2,074,646

Total Beverages		12,656,623

Food & Staples Retailing - 2.1%
CVS Caremark Corp.	86,400	3,102,624
Kroger Co.	88,900	2,094,484
Wal-Mart Stores Inc.	105,190	5,597,160

Total Food & Staples Retailing		10,794,268

Food Products - 2.6%
Archer-Daniels-Midland Co.	35,200	1,002,496
ConAgra Foods Inc.	73,600	1,797,312
Corn Products International Inc.	47,137	2,204,126
Dean Foods Co.	170,500	1,473,120	*
Hershey Co.	51,300	3,008,745
Hormel Foods Corp.	58,800	1,623,468
Tyson Foods Inc., Class A Shares	122,000	2,131,340

Total Food Products		13,240,607

Household Products - 2.2%
Colgate-Palmolive Co.	39,900	3,589,803
Procter & Gamble Co.	122,420	7,795,706

Total Household Products		11,385,509

Personal Products - 0.4%
Avon Products Inc.	96,800	2,183,808

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2011

SECURITY	SHARES	VALUE
Tobacco - 1.5%
Lorillard Inc.	22,800	$2,540,376
Philip Morris International Inc.	74,960	5,196,227

Total Tobacco		7,736,603

TOTAL CONSUMER STAPLES		57,997,418

ENERGY - 11.4%
Energy Equipment & Services - 1.7%
Nabors Industries Ltd.	54,800	1,010,512	*
Oil States International Inc.	74,230	4,905,118	*
RPC Inc.	74,900	1,939,910
SEACOR Holdings Inc.	10,700	949,518

Total Energy Equipment & Services		8,805,058

Oil, Gas & Consumable Fuels - 9.7%
Apache Corp.	9,300	958,551
Arch Coal Inc.	80,200	1,628,862
Chevron Corp.	117,340	11,606,099
ConocoPhillips	82,400	5,608,968
Exxon Mobil Corp.	240,785	17,827,722
Hess Corp.	36,700	2,177,778
Marathon Oil Corp.	60,200	1,620,584
Marathon Petroleum Corp.	30,100	1,115,506
Occidental Petroleum Corp.	23,000	1,995,020
Tesoro Corp.	84,000	2,021,040	*
Valero Energy Corp.	179,800	4,085,056

Total Oil, Gas & Consumable Fuels		50,645,186

TOTAL ENERGY		59,450,244

FINANCIALS - 10.7%
Capital Markets - 0.2%
Raymond James Financial Inc.	46,400	1,302,912

Commercial Banks - 3.1%
Bank of Hawaii Corp.	30,200	1,255,414
BOK Financial Corp.	21,800	1,072,560
Huntington Bancshares Inc.	220,560	1,109,417
KeyCorp	209,700	1,392,408
PNC Financial Services Group Inc.	35,700	1,789,998
Regions Financial Corp.	344,260	1,562,940
U.S. Bancorp	139,200	3,230,832
Wells Fargo & Co.	185,540	4,842,594

Total Commercial Banks		16,256,163

Consumer Finance - 1.1%
Capital One Financial Corp.	42,700	1,966,335
Discover Financial Services	142,700	3,590,332

Total Consumer Finance		5,556,667

Diversified Financial Services - 2.7%
Bank of America Corp.	139,520	1,139,878
Citigroup Inc.	44,430	1,379,552
JPMorgan Chase & Co.	201,955	7,585,430
Nasdaq OMX Group Inc.	81,000	1,918,890	*
Principal Financial Group Inc.	70,250	1,781,540

Total Diversified Financial Services		13,805,290

Insurance - 2.8%
ACE Ltd.	12,100	781,418
AFLAC Inc.	50,850	1,918,062
Assurant Inc.	114,280	4,019,228
Berkshire Hathaway Inc., Class B Shares	42,600	3,109,800	*
Hartford Financial Services Group Inc.	63,900	1,223,046
Progressive Corp.	91,500	1,754,970
Reinsurance Group of America Inc.	31,500	1,681,155

Total Insurance		14,487,679

Real Estate Investment Trusts (REITs) - 0.8%
Apartment Investment and Management Co., Class A Shares	87,650	2,328,860

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2011

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 0.8% (continued)
Host Hotels & Resorts Inc.	165,500	$1,957,865

Total Real Estate Investment Trusts (REITs)		4,286,725

TOTAL FINANCIALS		55,695,436

HEALTH CARE - 13.4%
Biotechnology - 0.5%
Amgen Inc.	45,130	2,500,428

Health Care Equipment & Supplies - 1.1%
Baxter International Inc.	57,800	3,235,644
Medtronic Inc.	41,500	1,455,405
Sirona Dental Systems Inc.	28,900	1,348,474	*

Total Health Care Equipment & Supplies		6,039,523

Health Care Providers & Services - 4.3%
Aetna Inc.	74,748	2,992,162
Cardinal Health Inc.	83,280	3,539,400
CIGNA Corp.	54,600	2,552,004
Health Net Inc.	54,800	1,353,012	*
Humana Inc.	47,600	3,695,664
Medco Health Solutions Inc.	51,540	2,790,376	*
UnitedHealth Group Inc.	115,440	5,485,709

Total Health Care Providers & Services		22,408,327

Pharmaceuticals - 7.5%
Abbott Laboratories	114,700	6,022,897
Bristol-Myers Squibb Co.	129,700	3,858,575
Eli Lilly & Co.	99,280	3,723,993
Endo Pharmaceuticals Holdings Inc.	109,930	3,507,866	*
Forest Laboratories Inc.	50,100	1,715,424	*
Johnson & Johnson	71,380	4,696,804
Merck & Co. Inc.	189,494	6,276,041
Pfizer Inc.	474,941	9,014,380

Total Pharmaceuticals		38,815,980

TOTAL HEALTH CARE		69,764,258

INDUSTRIALS - 11.2%
Aerospace & Defense - 1.7%
General Dynamics Corp.	29,830	1,911,506
Honeywell International Inc.	23,730	1,134,531
Lockheed Martin Corp.	22,710	1,684,855
Northrop Grumman Corp.	43,800	2,392,356
Raytheon Co.	39,790	1,720,122

Total Aerospace & Defense		8,843,370

Air Freight & Logistics - 0.6%
Ryder System Inc.	47,500	2,236,300
United Parcel Service Inc., Class B Shares	15,560	1,048,588

Total Air Freight & Logistics		3,284,888

Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.	97,560	1,487,790

Industrial Conglomerates - 4.1%
3M Co.	24,850	2,062,053
General Electric Co.	599,420	9,776,540
McDermott International Inc.	102,700	1,477,853	*
Textron Inc.	120,860	2,038,908
Tyco International Ltd.	41,699	1,733,845
United Technologies Corp.	59,300	4,403,025

Total Industrial Conglomerates		21,492,224

Machinery - 3.7%
AGCO Corp.	53,700	2,300,508	*
Caterpillar Inc.	44,600	4,058,600
Cummins Inc.	21,300	1,979,196
Deere & Co.	24,800	2,004,336
Eaton Corp.	48,800	2,095,960
Parker Hannifin Corp.	32,400	2,379,132
SPX Corp.	22,000	1,251,580

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2011

SECURITY	SHARES	VALUE
Machinery - 3.7% (continued)
Timken Co.	46,200	$1,817,970
Valmont Industries Inc.	11,200	1,036,336

Total Machinery		18,923,618

Professional Services - 0.1%
Manpower Inc.	18,600	749,208

Road & Rail - 0.7%
CSX Corp.	90,300	1,981,182
J.B. Hunt Transport Services Inc.	38,700	1,555,353
Total Road & Rail		3,536,535

TOTAL INDUSTRIALS		58,317,633

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 1.5%
Cisco Systems Inc.	397,420	6,231,546
QUALCOMM Inc.	28,190	1,450,657

Total Communications Equipment		7,682,203

Computers & Peripherals - 5.1%
Apple Inc.	47,520	18,287,122	*
Dell Inc.	221,600	3,294,084	*
Hewlett-Packard Co.	160,670	4,182,240
QLogic Corp.	65,300	912,241	*

Total Computers & Peripherals		26,675,687

Electronic Equipment, Instruments & Components - 0.9%
Avnet Inc.	52,000	1,364,480	*
Corning Inc.	125,200	1,881,756
Tech Data Corp.	33,500	1,577,180	*

Total Electronic Equipment, Instruments & Components		4,823,416

Internet Software & Services - 1.6%
Google Inc., Class A Shares	15,600	8,438,976	*

IT Services - 3.3%
CACI International Inc., Class A Shares	19,500	1,073,670	*
International Business Machines Corp.	71,320	12,260,621
Visa Inc., Class A Shares	40,950	3,598,686

Total IT Services		16,932,977

Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials Inc.	151,600	1,716,112
Intel Corp.	422,000	8,494,860
LSI Corp.	229,200	1,560,852	*
Micron Technology Inc.	107,800	637,098	*

Total Semiconductors & Semiconductor Equipment		12,408,922

Software - 5.7%
Activision Blizzard Inc.	324,700	3,844,448
Adobe Systems Inc.	57,700	1,456,348	*
Microsoft Corp.	501,750	13,346,550
Oracle Corp.	228,810	6,422,697
Symantec Corp.	148,800	2,551,920	*
VMware Inc., Class A Shares	20,500	1,934,380	*

Total Software		29,556,343

TOTAL INFORMATION TECHNOLOGY		106,518,524

MATERIALS - 4.7%
Chemicals - 2.3%
CF Industries Holdings Inc.	13,680	2,500,977
Dow Chemical Co.	62,400	1,775,280
E.I. du Pont de Nemours & Co.	40,480	1,953,970
Mosaic Co.	44,000	3,129,720
PPG Industries Inc.	36,000	2,757,240

Total Chemicals		12,117,187

Metals & Mining - 1.3%
Cliffs Natural Resources Inc.	17,081	1,415,161
Freeport-McMoRan Copper & Gold Inc.	49,400	2,328,716

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2011

SECURITY	SHARES	VALUE
Metals & Mining - 1.3% (continued)
Yamana Gold Inc.	190,190	$3,006,904

Total Metals & Mining		6,750,781

Paper & Forest Products - 1.1%
Domtar Corp.	21,900	1,759,008
International Paper Co.	58,100	1,577,415
MeadWestvaco Corp.	78,040	2,147,661

Total Paper & Forest Products		5,484,084

TOTAL MATERIALS		24,352,052

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.3%
AT&T Inc.	359,960	10,251,661
Verizon Communications Inc.	190,060	6,874,470

Total Diversified Telecommunication Services		17,126,131

Wireless Telecommunication Services - 0.4%
MetroPCS Communications Inc.	68,300	762,228	*
Sprint Nextel Corp.	307,800	1,157,328	*

Total Wireless Telecommunication Services		1,919,556

TOTAL TELECOMMUNICATION SERVICES		19,045,687

UTILITIES - 3.1%
Electric Utilities - 1.5%
Exelon Corp.	73,570	3,172,338
Northeast Utilities	50,700	1,759,290
Pepco Holdings Inc.	61,900	1,205,812
Pinnacle West Capital Corp.	40,790	1,804,550

Total Electric Utilities		7,941,990

Multi-Utilities - 1.6%
Alliant Energy Corp.	74,000	3,002,180
Integrys Energy Group Inc.	47,000	2,353,290
NiSource Inc.	121,200	2,588,832

Total Multi-Utilities		7,944,302

TOTAL UTILITIES		15,886,292

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $484,960,173)		505,201,248

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreements - 2.5%
State Street Bank & Trust Co. repurchase agreement dated 8/31/11; Proceeds at maturity-$13,041,000; (Fully collateralized by U.S. Treasury Bonds, 3.875% due 8/15/40; Market Value-$13,301,850) (Cost-$13,041,000)	0.000%	9/1/11	$13,041,000	13,041,000

TOTAL INVESTMENTS - 99.8% (Cost - $498,001,173#)				518,242,248
Other Assets in Excess of Liabilities - 0.2%				945,613

TOTAL NET ASSETS - 100.0%				$519,187,861

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust, Inc. (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$505,201,248	—	—	$505,201,248
Short-term investments†	—	$13,041,000	—	13,041,000

Total investments	$505,201,248	$13,041,000	—	$518,242,248

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the

Notes to Schedule of Investments (unaudited) (continued)

Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$52,460,950
Gross unrealized depreciation	(32,219,875)

Net unrealized appreciation	$20,241,075

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 26, 2011